Organization and Nature of Operations - Schedule of Consolidated Financial Information of the VIE and VIE’s Subsidiaries (Details) - Variable Interest Entity, Primary Beneficiary [Member] - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents	$ 850,204	$ 857,212
Restricted cash	1,551	15,070
Accounts receivable, net of allowance for expected credit losses of $96,358 and $89,399 as of June 30, 2025 and December 31, 2024, respectively	9,054,097	5,809,374
Notes receivable	811,251	522,331
Inventories, net	1,860,342	2,674,001
Due from parent company	957,938	940,130
Prepaid expense and other current assets	1,414,427	2,004,889
Total current assets	14,949,810	12,823,007
Non-current assets
Property, plant and equipment, net	10,324,602	10,385,742
Prepayment for purchase of Yingxuan Assets	5,440,231	5,339,093
Intangible assets, net	4,465,482	4,432,403
Deferred tax assets	48,272	40,773
Total Assets	35,228,397	33,021,018
Current liabilities
Short-term loans	9,396,513	6,079,252
Accounts payable	1,667,235	1,380,202
Income tax payable	171,453	34,428
Accrued expenses and other payables	514,659	638,610
Total current liabilities	20,237,213	8,165,358
Long-term loans		3,305,209
Total Liabilities	20,307,161	19,365,587
Net Assets	14,921,236	13,655,431
Related Party
Current liabilities
Due to related parties	27,931	32,866
Short-term loans - related parties	8,459,422
Long-term loans - related parties	$ 69,948	$ 7,895,020